Document and Entity Information	0 Months Ended
Dec. 09, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 09, 2014
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Dec. 09, 2014
Document Effective Date	Dec. 09, 2014
Prospectus Date	Apr. 01, 2014
AllianzGI Best Styles Global Equity Fund | Class R6
Risk/Return:
Trading Symbol	AGERX
AllianzGI Best Styles Global Equity Fund | Class A
Risk/Return:
Trading Symbol	ALLGX
AllianzGI Best Styles Global Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	ALLHX
AllianzGI Best Styles Global Equity Fund | Class P
Risk/Return:
Trading Symbol	ALGPX
AllianzGI Global Sustainability Fund | Class A
Risk/Return:
Trading Symbol	ASUAX
AllianzGI Global Sustainability Fund | Institutional Class
Risk/Return:
Trading Symbol	ASTNX
AllianzGI Global Sustainability Fund | Class P
Risk/Return:
Trading Symbol	ASTPX
AllianzGI International Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	AOPAX
AllianzGI International Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	AOPCX
AllianzGI International Small-Cap Fund | Class R
Risk/Return:
Trading Symbol	ALORX
AllianzGI International Small-Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	ALOIX
AllianzGI International Small-Cap Fund | Class P
Risk/Return:
Trading Symbol	ALOPX
AllianzGI International Small-Cap Fund | Class D
Risk/Return:
Trading Symbol	ALODX
AllianzGI Structured Return Fund | Institutional
Risk/Return:
Trading Symbol	AZIIX
AllianzGI Structured Return Fund | P
Risk/Return:
Trading Symbol	AZIPX
AllianzGI Structured Return Fund | D
Risk/Return:
Trading Symbol	AZIDX
AllianzGI Structured Return Fund | A
Risk/Return:
Trading Symbol	AZIAX
AllianzGI Structured Return Fund | C
Risk/Return:
Trading Symbol	AZICX